Property, Plant and Equipment - Schedule of Reconciliation of Changes in Right-of-use Assets (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	¥ 407,938	¥ 386,780
Ending balance	410,274	407,938
Acquisition cost of ROU Assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	539,410	478,309
Additions and other increases	38,416	34,318
Disposals and other decreases	(26,016)	(13,703)
Foreign currency translation differences	38,915	40,485
Ending balance	590,724	539,410
Accumulated depreciation and accumulated impairment losses of ROU Assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(131,472)	(91,529)
Depreciation expenses	(47,856)	(41,761)
Impairment losses	(43)
Disposals and other decreases	8,077	11,770
Foreign currency translation differences	(9,157)	(9,953)
Ending balance	(180,450)	(131,472)
Buildings and structures
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	400,952	379,804
Ending balance	401,437	400,952
Buildings and structures | Acquisition cost of ROU Assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	525,118	462,797
Additions and other increases	31,585	30,110
Disposals and other decreases	(21,134)	(7,365)
Foreign currency translation differences	38,016	39,575
Ending balance	573,585	525,118
Buildings and structures | Accumulated depreciation and accumulated impairment losses of ROU Assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(124,166)	(82,993)
Depreciation expenses	(43,260)	(37,820)
Impairment losses	(43)
Disposals and other decreases	4,039	6,026
Foreign currency translation differences	(8,719)	(9,380)
Ending balance	(172,149)	(124,166)
Machinery and vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	6,868	6,807
Ending balance	8,781	6,868
Machinery and vehicles | Acquisition cost of ROU Assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	13,940	15,040
Additions and other increases	6,828	4,195
Disposals and other decreases	(4,842)	(6,177)
Foreign currency translation differences	892	883
Ending balance	16,818	13,940
Machinery and vehicles | Accumulated depreciation and accumulated impairment losses of ROU Assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(7,072)	(8,233)
Depreciation expenses	(4,535)	(3,867)
Impairment losses	0
Disposals and other decreases	3,999	5,590
Foreign currency translation differences	(429)	(562)
Ending balance	(8,037)	(7,072)
Tools, furniture, and fixtures
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	118	169
Ending balance	56	118
Tools, furniture, and fixtures | Acquisition cost of ROU Assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	351	472
Additions and other increases	2	13
Disposals and other decreases	(40)	(161)
Foreign currency translation differences	7	27
Ending balance	320	351
Tools, furniture, and fixtures | Accumulated depreciation and accumulated impairment losses of ROU Assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(234)	(303)
Depreciation expenses	(60)	(74)
Impairment losses	0
Disposals and other decreases	39	155
Foreign currency translation differences	(9)	(11)
Ending balance	¥ (264)	¥ (234)